IMPORTANT NOTICE TO ALL SHAREHOLDERS
Wilshire Mutual Funds, Inc. (the “Company”)

Wilshire International Equity Fund

Investment Class Shares (WLCTX)
Institutional Class Shares (WLTTX)

Supplement dated May 28, 2014 to the Company’s Prospectus dated May 1, 2014, with respect to the Wilshire International Equity Fund (the “International Fund”)

THIS SUPPLEMENT REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE COMPANY’S PROSPECTUS FOR THE INTERNATIONAL FUND.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (“SEC”), Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) may enter into new subadvisory agreements without shareholder approval, upon the approval of the Board of Directors.

On May 16, 2014, the Board of Directors approved a subadvisory agreement between Wilshire and Los Angeles Capital Management and Equity Research, Inc. (“Los Angeles Capital”), pursuant to which Los Angeles Capital will serve as a subadviser to the International Fund effective May 28, 2014. The Company’s Prospectus is supplemented as follows:

The following replaces the second paragraph on pg. 29 under the heading “Principal Investment Strategies”:

The Fund uses a multi-manager strategy with subadvisers who may employ different strategies. Thomas White International Ltd. (“Thomas White”), WCM Investment Management (“WCM”) and Los Angeles Capital Management and Equity Research, Inc. (“Los Angeles Capital”) each manage a portion of the Fund’s portfolio.

Thomas White employs a value strategy with respect to its portion of the Fund.

WCM’s international equity strategy employs a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and show a strong probability for superior future growth.

Los Angeles Capital uses its Dynamic Alpha Stock Selection Model®, a proprietary model, to seek to generate incremental returns above the MSCI All Country World Index ex U.S., while attempting to control investment risk relative to that index. Securities with declining alphas or those which increase portfolio risk become sell candidates while securities with improving alphas or those which decrease portfolio risk become buy candidates. Alpha is a measure of performance on a risk-adjusted basis.

The following replaces the Average Annual Total Returns table on pg. 32:

Average Annual Total Returns
(periods ended December 31, 2013)
	1 year	5 years	Since Inception (11/16/07)
Investment Class
Return Before Taxes	18.95%	11.76%	1.40%
Return After Taxes on Distributions	18.32%	11.31%	1.05%
Return After Taxes on Distributions and Sale of Shares	11.21%	9.45%	1.11%
Institutional Class
Return Before Taxes	19.10%	12.03%	1.66%
MSCI All Country World Index ex U.S* (reflects no deduction for fees, expenses and taxes)	15.29%	12.81%	-0.32%**
MSCI EAFE Index (reflects no deduction for fees, expenses and taxes)	22.78%	12.44%	0.33%

*
The MSCI All Country World Index ex U.S. is replacing the MSCI EAFE Index as the International Fund’s primary benchmark index. Wilshire believes the MSCI All Country World Index ex U.S. is a more appropriate index given the International Fund’s investment strategy.

**	As of 11/30/2007.

The following information supplements the information on pg. 32 under the heading “Management” and the sub-heading “Subadvisers and Portfolio Managers”:

Los Angeles Capital

Thomas D. Stevens, CFA, Chairman of Los Angeles Capital and Portfolio Manager of the International Fund. Mr. Stevens has served as Portfolio Manager since May 2014.

Hal W. Reynolds, CFA, Chief Investment Officer of Los Angeles Capital and Portfolio Manager of the International Fund. Mr. Reynolds has served as Portfolio Manager since May 2014.

Daniel E. Allen, CFA, Director of Global Equities of Los Angeles Capital and Portfolio Manager of the International Fund. Mr. Allen has served as Portfolio Manager since May 2014.

The following replaces the second paragraph under sub-heading “The International Fund” on pg. 37:

Currently, Wilshire has retained Thomas White, WCM and Los Angeles Capital to manage the International Fund.  The basic philosophy of each subadviser is described below.

The following supplements the information on pg. 37 under the sub-heading “The International Fund”:

Los Angeles Capital

Los Angeles Capital serves as a subadviser to a portion of the International Fund. In managing its portion of the International Fund, Los Angeles Capital uses Los Angeles Capital’s Dynamic Alpha Stock Selection Model®, a proprietary model, to seek to generate incremental returns above the MSCI All Country World Index ex U.S., while attempting to control investment risk relative to that index.

Los Angeles Capital builds a portfolio that seeks to maximize return subject to an acceptable level of risk relative the MSCI All Country World Index ex U.S. Security level alphas are generated on a weekly basis and the portfolio is rebalanced through an optimization process to improve the International Fund’s risk return profile. Using the alphas for each stock, a mean variance optimizer is used to rebalance the International Fund. In this process, Los Angeles Capital develops a trade list of individual securities that will seek to improve the International Fund’s return/risk profile relative to the current portfolio. Los Angeles Capital rebalances the portfolio to reflect changes in investor preferences as measured by its factor forecasts. If a security no longer has the risk characteristics Los Angeles Capital believes investors are favoring, Los Angeles Capital will see a need to sell a stock in the International Fund. As economic conditions change and investor risk preferences evolve, Los Angeles Capital’s forecasts for these and other factors will change accordingly.

Los Angeles Capital does not set price targets or impose valuation constraints. Los Angeles Capital’s Dynamic Alpha Stock Selection Model® is the basis of security valuation and selection. Los Angeles Capital may limit or modify the portfolio’s holdings based upon a perceived risk or concern regarding a particular company’s investment merits. Los Angeles Capital’s portion of the International Fund typically will be fully invested, with cash holdings generally representing less than 2% of the portion of the International Fund managed by Los Angeles Capital.

The following replaces the information under the sub-heading “Los Angeles Capital” on pg. 42 under the heading “Investment Subadvisers”:

Los Angeles Capital

Wilshire entered into a subadvisory agreement with Los Angeles Capital, effective April 1, 2002, to manage the Wilshire 5000 Index Fund and portions of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio, subject to the supervision of Wilshire and the Board. Wilshire entered into an amendment to that subadvisory agreement with Los Angeles Capital, effective May 16, 2014, to manage the International Fund, subject to the supervision of Wilshire and the Board.  Los Angeles Capital is located at 11150 Santa Monica Blvd., Suite 200, Los Angeles, CA 90025. As of December 31, 2013, Los Angeles Capital managed approximately $16 billion in assets. Thomas D. Stevens, CFA - Chairman, Principal; Hal W. Reynolds, CFA - Chief Investment Officer, Principal; and Daniel E. Allen, CFA - Director of Global Equities, Principal, are the senior portfolio managers for the portion of each Portfolio sub-advised by Los Angeles Capital. From 1980 until Los Angeles Capital was formed in April 2002, Mr. Stevens was employed by Wilshire, where he served as a Senior Managing Director and Principal. Mr. Reynolds is one of the founding members of Los Angeles Capital, established in 2002, and prior to founding the firm, he was a Managing Director and Principal at Wilshire. Prior to joining Los Angeles Capital in 2009, Mr. Allen was a Senior Managing Director and Board member of Wilshire.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE COMPANY’S
PROSPECTUS FOR FUTURE REFERENCE.

WIL-SK-022-0100

IMPORTANT NOTICE TO SHAREHOLDERS

Wilshire Mutual Funds, Inc. (the “Company”)

Wilshire International Equity Fund

Investment Class Shares (WLCTX)
Institutional Class Shares (WLTTX)

Supplement dated May 28, 2014 to the Company’s Statement of Additional Information (“SAI”) dated May 1, 2014, with respect to the Wilshire International Equity Fund (the “International Fund”)

THIS SUPPLEMENT REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE COMPANY’S SAI FOR THE INTERNATIONAL FUND.

Effective May 28, 2014, the Company’s SAI is supplemented as follows:

The following replaces the seventh paragraph under the heading “Investment Advisory and Other Services” and the sub-heading “Investment Adviser and Subadvisers” on pg. 24:

Pursuant to subadvisory agreements with Wilshire dated April 1, 2013, November 1, 2013 and April 1, 2002 (as amended May 16, 2014), respectively, Thomas White, WCM and Los Angeles Capital each manage a portion of the International Fund.

The following replaces the first paragraph under the sub-heading “Los Angeles Capital” on pg. 29 under the heading “Investment Advisory and Other Services”:

Los Angeles Capital manages the Index Fund and a portion of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and International Fund. Los Angeles Capital is a corporation wholly owned by working principals. Los Angeles Capital is primarily owned by Thomas D. Stevens, Hal W. Reynolds, Stuart K. Matsuda and David R. Borger. Thomas D. Stevens, CFA – Chairman, Principal; Hal W. Reynolds, CFA - Chief Investment Officer, Principal; and Daniel E. Allen, CFA - Director of Global Equities, Principal, are the senior portfolio managers for the Index Fund and a portion of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and the International Fund. The table below includes details regarding the number of registered investment companies, other pooled investment vehicles, and other accounts managed by Mr. Stevens, Mr. Reynolds, and Mr. Allen, total assets under management for each type of account, and total assets in each type of account with performance-based advisory fees, as of December 31, 2013.

The following supplements the information under the sub-heading “Los Angeles Capital” on pg. 29 under the heading “Investment Advisory and Other Services”:

As of May 27, 2014, none of Messrs. Stevens, Reynolds or Allen own shares of the International Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE COMPANY’S SAI
FOR FUTURE REFERENCE.

WIL-SK-023-0100